Premiums and Reinsurance Information (Tables)	12 Months Ended
Dec. 31, 2023
Premiums and Reinsurance Information [Abstract]
Schedule of Effect of Reinsurance Activity on Written and Earned Premiums and on Net Loss and Loss Adjustment Expenses	The following table sets forth the effect of reinsurance activity on written and earned premiums and on net loss and loss adjustment expenses:
	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Written premiums:
Direct	348,418	301,291	267,451
Assumed	340,260	280,692	269,785
Ceded	(191,465)	(189,158)	(157,923)
Net	497,213	392,825	379,313

Earned premiums:
Direct	321,556	284,436	251,672
Assumed	313,458	272,067	234,914
Ceded	(187,862)	(180,112)	(149,955)
Net	447,152	376,391	336,631

Loss and loss adjustment expense:
Direct	141,092	112,078	128,730
Assumed	122,688	123,128	70,056
Ceded	(74,693)	(77,644)	(25,747)
Net	189,087	157,562	173,039